INVESTMENTS - Valued using Equity method and provision for losses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments
Investments accounted for using equity method - gross	R$ 28,501,819	R$ 28,310,442	R$ 29,421,729	R$ 27,070,828
Provision for losses on investments	(1,445,890)	(1,774,244)
Investments accounted for using equity method	27,055,929	26,536,198
Jointly-controlled subsidiary
Investments
Investments accounted for using equity method - gross	22,298,842	21,744,814
Norte Energia (Belo Monte)
Investments
Investments accounted for using equity method - gross	7,030,651	6,863,523	5,868,703	5,358,861
Energia Sustentvel do Brasil S.A.
Investments
Investments accounted for using equity method - gross	3,662,120	3,363,219
Provision for losses on investments	(821,276)	(386,772)
Belo Monte Transmissora de Energia SPE S.A.
Investments
Investments accounted for using equity method - gross	1,701,956	1,603,211
Madeira Energia
Investments
Investments accounted for using equity method - gross	1,595,099	2,004,915
Provision for losses on investments	(76,168)	(152,674)
Intesa - Integrao Transmissora de Energia S.A.
Investments
Investments accounted for using equity method - gross	1,511,061	1,377,984
Norte Brasil Transmissora de Energia S.A.
Investments
Investments accounted for using equity method - gross	890,833	1,082,843	1,046,172	975,886
Provision for losses on investments		(267,595)
Teles Pires Participaes
Investments
Investments accounted for using equity method - gross	753,865	727,840	764,559	799,926
Provision for losses on investments		(13,332)
Companhia Energtica Sinop S.A.
Investments
Investments accounted for using equity method - gross	704,110	479,280	539,498	430,751
Empresa de Energia Sao Manoel
Investments
Investments accounted for using equity method - gross	657,106	644,735	649,731	418,460
Provision for losses on investments	(128,694)	(293,670)
Mata de Santa Genebra
Investments
Investments accounted for using equity method - gross	570,803	482,329	459,169	230,685
Provision for losses on investments		(120,645)
Chapecoense Geracao S.A
Investments
Investments accounted for using equity method - gross	409,864	395,841	389,981	493,555
Interligacao Eletrica Garanhuns S.A.
Investments
Investments accounted for using equity method - gross	373,363	342,776	356,302	360,072
Provision for losses on investments	(34,740)	(70,691)
Enerpeixe S.A.
Investments
Investments accounted for using equity method - gross	254,272	260,599	292,002	375,174
Transmissora Sul Brasileira de Energia S.A.
Investments
Investments accounted for using equity method - gross	214,643	233,594	257,441	277,474
STN - Sistema de Transmissao Nordeste S.A.
Investments
Investments accounted for using equity method - gross	213,480	165,749	216,741	202,898
Goias Transmissao S.A.
Investments
Investments accounted for using equity method - gross	204,859	188,574	181,481	170,313
Paranaiba
Investments
Investments accounted for using equity method - gross	193,968	184,358
Transenergia Renovavel S.A. (Transenergia)
Investments
Investments accounted for using equity method - gross	146,387	143,185	154,498	153,390
Retiro Baixo Energetica S.A.
Investments
Investments accounted for using equity method - gross	144,796	134,277	124,386	127,229
MGE Transmissao S.A.
Investments
Investments accounted for using equity method - gross	139,176	127,583	115,039	111,344
Transnorte Energia S.A.
Investments
Investments accounted for using equity method - gross	134,778	139,814	148,453	148,748
Provision for losses on investments	(94,805)	(118,665)
Rouar
Investments
Investments accounted for using equity method - gross	109,643	124,448	105,413	97,157
Triangulo Mineiro Transmissora
Investments
Investments accounted for using equity method - gross	112,865	91,698	163,637	128,765
Vale So Bartolomeu
Investments
Investments accounted for using equity method - gross	60,305	51,173
Other
Investments
Investments accounted for using equity method - gross	508,839	531,266	2,154,399	2,077,787
Provision for losses on investments	(8,521)	(54,034)
Belo Monte Transmissora de Energia
Investments
Investments accounted for using equity method - gross	1,701,956	1,603,211	1,478,019	1,069,359
Provision for losses on investments	(80,312)	(278,726)
Manaus Transmissora
Investments
Investments accounted for using equity method - gross			691,021	650,961
Mangue Seco 2
Investments
Investments accounted for using equity method - gross			18,594	17,934
Brasventos Eolo Geradora de Energia S.A.
Investments
Investments accounted for using equity method - gross			123,527	127,338
ESBR
Investments
Investments accounted for using equity method - gross			3,297,141	3,331,923
Interligacao Eletrica do Madeira S.A.
Investments
Investments accounted for using equity method - gross	1,511,061	1,377,984	1,314,514	1,090,107
Integracao Transmissora de Energia S.A. (Intesa)
Investments
Investments accounted for using equity method - gross			210,592	201,033
Chapada Piaui II Holding S.A.
Investments
Investments accounted for using equity method - gross			137,715	117,701
Chapada Piaui I Holding S.A.
Investments
Investments accounted for using equity method - gross			126,385	104,060
Transmissora Matogrossense de Energia S.A.
Investments
Investments accounted for using equity method - gross			123,182	106,480
TSLE - Transmissora Sul Litoranea de Energia S.A.
Investments
Investments accounted for using equity method - gross	214,643	233,594	198,174	140,280
Serra do Facao Energia S.A.
Investments
Investments accounted for using equity method - gross			26,212	23,670
Transenergia Sao Paulo
Investments
Investments accounted for using equity method - gross			93,433	92,138
Vamcruz Participacoes S.A.
Investments
Investments accounted for using equity method - gross			131,635	92,452
Eolica Serra das Vacas Holding S.A.
Investments
Investments accounted for using equity method - gross			96,172	94,614
Companhia Energtica Sinop
Investments
Provision for losses on investments	(201,100)	(17,166)
Inambari Geracao de Energia (Igesa)
Investments
Provision for losses on investments	(274)	(274)
Associated companies
Investments
Investments accounted for using equity method - gross	6,202,779	6,565,628
CTEEP
Investments
Investments accounted for using equity method - gross	3,681,099	4,024,671	3,485,985	2,592,701
Lajeado Energia
Investments
Investments accounted for using equity method - gross	67,230	79,923	64,103	218,262
CEB Lajeado
Investments
Investments accounted for using equity method - gross	63,047	52,804	49,153	72,989
Paulista Lajeado
Investments
Investments accounted for using equity method - gross	29,967	30,241	30,436	26,143
Equatorial Maranho D
Investments
Investments accounted for using equity method - gross	1,031,514	989,425
EAPSA - Energetica Aguas da Pedra S.A.
Investments
Investments accounted for using equity method - gross	233,604	218,301	224,668	216,294
Outros
Investments
Investments accounted for using equity method - gross	R$ 1,096,318	R$ 1,170,263
CEMAR
Investments
Investments accounted for using equity method - gross			R$ 821,010	R$ 729,888